UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-01064

ALCENTRA CAPITAL CORPORATION

(Name of Registrant)

200 Park Avenue, 7th Floor
New York, New York 10166
(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Alcentra Capital Corporation (the “Company”) to be redeemed:

6.375% Notes due 2020 (CUSIP: 01374TAB8), 6.375% Notes due 2020 (CUSIP: 01374TAC6), 6.375% Notes due 2020 (CUSIP: 01374TAD4), 6.375% Notes due 2020 (CUSIP: 01374TAE2) and 6.375% Notes due 2020 (CUSIP: 01374TAG7) (collectively, the “Notes”)

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on December 12, 2019.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of January 30, 2015 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, as amended, and (ii) Section 1.01(h) of each of the Second Supplemental Indenture, dated as of February 12, 2015, the Third Supplemental Indenture, dated as of February 20, 2015, the Fourth Supplemental Indenture, dated as of February 26, 2015, the Fifth Supplemental Indenture, dated as of March 5, 2015, and the Sixth Supplemental Indenture, dated as of April 2, 2015, each between the Company and U.S. Bank National Association, as trustee (collectively, the “Supplemental Indentures”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes ($4,729,000 aggregate principal amount) pursuant to the terms of the Indenture and the Supplemental Indentures.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 9th day of December, 2019.

ALCENTRA CAPITAL CORPORATION

By:	/s/ Ellida McMillan
	Name:	Ellida McMillan
	Title:	Chief Financial Officer and Chief Operating Officer